Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 746,354,465	$ 711,424,947	$ 651,438,869
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	660,691,218	623,381,797	594,608,329
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	21,863,824	9,908,768	1,449,651
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	171,032	3,483,270	4,514,320
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	434,963,631	465,765,592	443,862,760
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	304,916	55,860	312,778
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	15,578,592	8,167,515	2,425,751
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	833,150	2,494,206	2,068,245
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	186,976,073	133,506,586	139,974,824
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	85,663,247	88,043,150	56,830,540
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	217,198,188	165,588,171	189,839,013
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	96,456,399	63,521,177	91,966,523
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	19,092,581	10,663,625	19,980,201
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	23,193,037	16,076,288	9,729,741
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	21,196,779	7,201,812	19,265,790
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	833,972	1,364,840	1,891,970
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,252,121	14,594,787	25,691,322
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	4,558,494	1,866,875	4,421,026
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	17,329,415	11,752,950	10,986,473
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 120,741,789	$ 102,066,994	$ 97,872,490